UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-02851
Van Kampen High Yield Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)      (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code:     212-762-4000
Date of fiscal year end: 8/31
Date of reporting period: 11/30/08

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen High Yield Fund
Portfolio of Investments ▪ November 30, 2008 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Corporate Bonds 89.6%
	Aerospace 1.9%
$3,665	Bombardier, Inc. (Canada) (a)	6.300%	05/01/14	$2,785,400
1,810	Hexcel Corp.	6.750	02/01/15	1,384,650
1,365	L-3 Communications Corp.	5.875	01/15/15	1,112,475
1,000	TransDigm, Inc.	7.750	07/15/14	765,000

				6,047,525

	Broadcasting 0.4%
2,880	LIN Television Corp.	6.500	05/15/13	1,353,600

	Cable 5.2%
2,480	Cablevision Systems Corp., Ser B (b)	8.333	04/01/09	2,436,600
2,544	CCH I LLC	11.000	10/01/15	686,880
1,460	CCH II LLC (a)	10.250	10/01/13	627,800
2,640	Charter Communications Operating LLC (a)	10.875	09/15/14	1,907,400
2,475	CSC Holdings, Inc. (a)	8.500	06/15/15	2,010,937
1,335	CSC Holdings, Inc., Ser B	7.625	04/01/11	1,188,150
390	DirecTV Holdings LLC	6.375	06/15/15	318,825
3,680	DirecTV Holdings LLC	7.625	05/15/16	3,155,600
3,265	Echostar DBS Corp.	6.375	10/01/11	2,783,413
550	Echostar DBS Corp.	6.625	10/01/14	394,625
655	NTL Cable PLC (United Kingdom)	8.750	04/15/14	476,513
360	NTL Cable PLC (United Kingdom)	9.125	08/15/16	255,600

				16,242,343

	Chemicals 4.2%
4,295	Berry Plastics Holding Corp.	8.875	09/15/14	2,297,825
2,235	Berry Plastics Holding Corp.	10.250	03/01/16	905,175
1,945	Innophos Holdings, Inc. (a)	9.500	04/15/12	1,449,025
2,445	Innophos, Inc.	8.875	08/15/14	2,090,475

Van Kampen High Yield Fund
Portfolio of Investments ▪ November 30, 2008 (Unaudited) Continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Chemicals (continued)
$1,730	Koppers, Inc.	9.875%	10/15/13	$1,617,550
1,795	Nalco Co.	7.750	11/15/11	1,602,037
3,185	Terra Capital, Inc.	7.000	02/01/17	2,317,088
1,570	Westlake Chemical Corp.	6.625	01/15/16	1,075,450

				13,354,625

	Consumer Products 1.3%
2,840	Jarden Corp.	7.500	05/01/17	1,860,200
3,215	Oxford Industrials, Inc.	8.875	06/01/11	2,298,725

				4,158,925

	Diversified Media 1.2%
5,612	CanWest Media, Inc. (Canada)	8.000	09/15/12	2,216,680
3,587	Dex Media West/Finance Corp., LLC, Ser B	9.875	08/15/13	798,107
9,115	Idearc, Inc.	8.000	11/15/16	797,563

				3,812,350

	Energy 11.0%
4,700	Chaparral Energy, Inc.	8.500	12/01/15	1,762,500
705	Chaparral Energy, Inc.	8.875	02/01/17	264,375
1,475	Chesapeake Energy Corp.	6.375	06/15/15	1,039,875
1,650	Chesapeake Energy Corp.	6.500	08/15/17	1,134,375
2,965	Chesapeake Energy Corp.	7.500	09/15/13	2,372,000
960	Cimarex Energy Co.	7.125	05/01/17	753,600
2,220	Compagnie Generale de Geophysique SA (France)	7.500	05/15/15	1,454,100
2,100	Forest Oil Corp.	7.250	06/15/19	1,449,000
2,200	Forest Oil Corp.	7.750	05/01/14	1,760,000
3,855	Hilcorp Energy/Finance Corp. (a)	7.750	11/01/15	2,775,600
1,925	Key Energy Services, Inc.	8.375	12/01/14	1,352,313
4,785	Kinder Morgan Finance Co. (Canada)	5.700	01/05/16	3,373,425
4,250	Massey Energy Co.	6.875	12/15/13	2,900,625

Van Kampen High Yield Fund
Portfolio of Investments ▪ November 30, 2008 (Unaudited) Continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Energy (continued)
$3,155	Newfield Exploration Co.	6.625%	09/01/14	$2,429,350
690	Newfield Exploration Co.	7.125	05/15/18	493,350
2,635	OPTI Canada, Inc. (Canada)	8.250	12/15/14	1,040,825
3,450	Pacific Energy Partners LP	7.125	06/15/14	3,199,071
3,555	Plains Exploration & Production Co.	7.625	06/01/18	2,381,850
1,285	Plains Exploration & Production Co.	7.750	06/15/15	938,050
2,820	SandRidge Energy, Inc. (Senior Unsecured Term Loan) (c)	8.625	04/01/15	1,804,800

				34,679,084

	Financial 1.1%
1,815	Alfa MTN Invest Ltd. (Cyprus) (a)	9.250	06/24/13	1,043,625
6,845	GMAC LLC	6.750	12/01/14	2,226,076
166	Residential Capital LLC (a)	8.500	05/15/10	48,970
2,239	Residential Capital LLC (a)	9.625	05/15/15	240,693
100	Two-Rock Pass Through Trust (Bermuda) (a)(b)	3.230	02/11/49	2,125

				3,561,489

	Food & Drug 2.5%
1,275	Axcan Intermediate Holdings, Inc. (a)	12.750	03/01/16	1,064,625
3,106	CA FM Lease Trust (a)	8.500	07/15/17	3,627,696
2,345	SUPERVALU, Inc.	7.500	05/15/12	2,040,150
1,305	SUPERVALU, Inc.	7.500	11/15/14	1,024,425

				7,756,896

Van Kampen High Yield Fund
Portfolio of Investments ▪ November 30, 2008 (Unaudited) Continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Food & Tobacco 2.2%
$2,320	Constellation Brands, Inc.	7.250%	05/15/17	$1,937,200
3,000	Michael Foods, Inc.	8.000	11/15/13	2,565,000
3,795	Pilgrim’s Pride Corp. (d)	7.625	05/01/15	531,300
2,930	Smithfield Foods, Inc.	7.000	08/01/11	1,772,650

				6,806,150

	Forest Products 4.2%
1,065	Crown Americas LLC	7.625	11/15/13	990,450
5,080	Georgia-Pacific Corp. (a)	7.125	01/15/17	3,759,200
1,345	Graham Packaging Co., Inc.	8.500	10/15/12	988,575
1,415	Graham Packaging Co., Inc.	9.875	10/15/14	898,525
3,255	Graphic Packaging International, Inc.	9.500	08/15/13	2,262,225
3,325	Owens-Illinois, Inc.	7.500	05/15/10	3,208,625
1,085	P.H. Glatfelter Co.	7.125	05/01/16	949,375

				13,056,975

	Gaming & Leisure 4.9%
9,030	Harrah’s Operating Co., Inc.	5.375	12/15/13	1,851,150
3,595	Host Marriott LP	6.375	03/15/15	2,435,613
2,685	Host Marriott LP, Ser J	7.125	11/01/13	1,966,762
3,785	Las Vegas Sands Corp.	6.375	02/15/15	2,138,525
5,705	MGM Mirage, Inc.	6.000	10/01/09	4,649,575
2,875	MGM Mirage, Inc. (a)	13.000	11/15/13	2,415,000

				15,456,625

	Health Care 12.3%
1,675	Biomet, Inc.	11.625	10/15/17	1,264,625
2,855	Community Health Systems, Inc.	8.875	07/15/15	2,305,412
1,140	DaVita, Inc.	6.625	03/15/13	1,014,600
2,550	Fisher Scientific International, Inc.	6.125	07/01/15	2,183,073

Van Kampen High Yield Fund
Portfolio of Investments ▪ November 30, 2008 (Unaudited) Continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Health Care (continued)
$7,055	Fresenius Medical Care Capital Trust IV	7.875%	06/15/11	$6,455,325
2,545	HCA, Inc.	5.750	03/15/14	1,476,100
7,925	HCA, Inc.	6.250	02/15/13	5,111,625
2,523	HCA, Inc.	9.125	11/15/14	2,056,245
2,960	Healthsouth Corp.	10.750	06/15/16	2,634,400
680	Invacare Corp.	9.750	02/15/15	610,300
3,370	National Mentor Holdings, Inc.	11.250	07/01/14	2,813,950
3,760	Omnicare, Inc.	6.750	12/15/13	3,158,400
750	Omnicare, Inc.	6.875	12/15/15	611,250
2,215	Sun Healthcare Group, Inc.	9.125	04/15/15	1,849,525
4,120	Tenet Healthcare Corp.	7.375	02/01/13	2,863,400
2,699	Warner Chilcott Corp.	8.750	02/01/15	2,395,363

				38,803,593

	Housing 1.9%
1,435	Interface, Inc.	10.375	02/01/10	1,391,950
3,365	Interface, Inc., Ser B	9.500	02/01/14	2,708,825
5,130	Nortek, Inc.	8.500	09/01/14	1,590,300
445	Pulte Homes, Inc.	6.375	05/15/33	202,475

				5,893,550

	Information Technology 2.8%
2,445	Freescale Semiconductor, Inc.	8.875	12/15/14	843,525
525	Iron Mountain, Inc.	6.625	01/01/16	412,125
2,050	Iron Mountain, Inc.	7.750	01/15/15	1,732,250
1,270	Iron Mountain, Inc.	8.625	04/01/13	1,152,525
1,515	NXP BV / NXP Funding LLC (Netherlands)	7.875	10/15/14	462,075
3,540	Sungard Data Systems, Inc.	9.125	08/15/13	2,761,200
2,275	Vangent, Inc.	9.625	02/15/15	1,330,875

				8,694,575

Van Kampen High Yield Fund
Portfolio of Investments ▪ November 30, 2008 (Unaudited) Continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Manufacturing 1.9%
$1,295	Baldor Electric Co.	8.625%	02/15/17	$958,300
3,463	JohnsonDiversey, Inc., Ser B	9.625	05/15/12	2,848,318
3,055	RBS Global, Inc. & Rexnord Corp.	9.500	08/01/14	2,153,775

				5,960,393

	Metals 2.0%
850	Evraz Group SA (Luxembourg) (a)	9.500	04/24/18	369,750
1,340	Foundation PA Coal Co.	7.250	08/01/14	1,021,750
2,175	Freeport McMoRan Cooper & Gold, Inc.	8.375	04/01/17	1,546,303
5,690	Novelis, Inc. (Canada)	7.250	02/15/15	3,328,650

				6,266,453

	Retail 2.2%
3,350	Brown Shoe Co., Inc.	8.750	05/01/12	2,529,250
4,020	Phillips-Van Heusen Corp	7.250	02/15/11	3,306,450
3,730	Rite Aid Corp	8.625	03/01/15	1,091,025

				6,926,725

	Services 1.5%
1,135	Allied Waste North America, Inc.	7.250	03/15/15	1,007,312
1,800	Allied Waste North America, Inc., Ser B	5.750	02/15/11	1,674,000
1,410	Aramark Services, Inc.	8.500	02/01/15	1,177,350
1,570	Expedia, Inc. (a)	8.500	07/01/16	965,550

				4,824,212

	Telecommunications 6.7%
1,535	Citizens Communications Co.	6.250	01/15/13	1,208,812
2,640	Citizens Communications Co.	7.125	03/15/19	1,537,800
6,030	Exodus Communications, Inc. (d)(e)(f)	11.250	07/01/08	0
EUR 4,000	Exodus Communications, Inc. (d)(e)(f)	11.375	07/15/08	0
191	Exodus Communications, Inc. (d)(e)(f)	11.625	07/15/10	0

Van Kampen High Yield Fund
Portfolio of Investments ▪ November 30, 2008 (Unaudited) Continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Telecommunications (continued)
$8,250	GST Network Funding, Inc. (d)(e)(f)	10.500%	05/01/08	$825
6,480	Intelsat Corp. (a)	9.250	06/15/16	5,443,200
740	Nordic Telephone Co., Holdings (Denmark) (a)	8.875	05/01/16	540,200
2,210	Nortel Networks Ltd. (Canada) (a)	10.750	07/15/16	651,950
4,000	Park N View, Inc., Ser B (d)(e)(f)	13.000	05/15/08	0
2,179	Qwest Communications International, Inc. (b)	5.648	02/15/09	2,168,105
4,605	Sprint Capital Corp.	6.900	05/01/19	2,628,843
4,325	Sprint Nextel Corp.	6.000	12/01/16	2,403,614
3,340	Wind Acquisition Finance SA (Luxembourg) (a)	10.750	12/01/15	2,755,500
1,410	Windstream Corp.	8.125	08/01/13	1,170,300
2,505	XM Satellite Radio Holdings, Inc. (a)	13.000	08/01/13	651,300

				21,160,449

	Transportation 4.3%
2,585	ArvinMeritor, Inc.	8.750	03/01/12	1,279,575
8,460	Ford Motor Credit Co.	7.000	10/01/13	3,562,929
7,670	Ford Motor Credit Co.	7.250	10/25/11	3,394,251
7,420	General Motors Acceptance Corp.	6.875	09/15/11	2,852,582
2,720	General Motors Corp.	8.375	07/15/33	612,000
2,100	KAR Holdings, Inc.	8.750	05/01/14	903,000
965	Penske Automotive Group, Inc.	7.750	12/15/16	357,050
1,790	Sonic Automotive, Inc., Ser B	8.625	08/15/13	653,350

				13,614,737

	Utility 11.8%
925	AES Corp.	7.750	03/01/14	682,187
5,000	AES Corp. (a)	8.000	06/01/20	3,225,000
2,498	AES Corp. (a)	8.750	05/15/13	2,210,730

Van Kampen High Yield Fund
Portfolio of Investments ▪ November 30, 2008 (Unaudited) Continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Utility (continued)
$3,150	Dynegy Holdings, Inc.	7.750%	06/01/19	$2,110,500
3,500	Edison Mission Energy	7.750	06/15/16	2,756,250
3,380	Intergen NV (Netherlands) (a)	9.000	06/30/17	2,720,900
1,355	IPALCO Enterprises, Inc.	8.625	11/14/11	1,165,300
3,360	Mirant Americas Generation LLC	8.500	10/01/21	2,368,800
3,000	NRG Energy, Inc.	7.375	01/15/17	2,430,000
6,288	Ormat Funding Corp.	8.250	12/30/20	4,936,247
2,945	Reliant Energy, Inc.	7.875	06/15/17	2,157,213
190	Sierra Pacific Power Co., Ser H	6.250	04/15/12	189,223
9,780	Texas Competitive Electric Holdings Co., LLC (a)	10.250	11/01/15	6,308,100
5,245	Williams Cos., Inc.	7.875	09/01/21	3,993,338

				37,253,788

	Wireless Communications 2.1%
3,090	American Tower Corp.	7.125	10/15/12	2,912,325
3,085	American Tower Corp.	7.500	05/01/12	2,899,900
1,960	Nextel Communications, Inc., Ser E	6.875	10/31/13	823,631

				6,635,856

	Total Corporate Bonds 89.6%			282,320,918

Description
Convertible Preferred Stocks 0.0%
Federal National Mortgage Association (8,275 Preferred Shares)	15,226

Equities 0.0%
DecisionOne Corp. (19,895 Common Shares) (f)(g)	0
HF Holdings, Inc. (36,820 Common Stock Warrants, expiring 09/27/09) (f)(g)	0

Van Kampen High Yield Fund
Portfolio of Investments ▪ November 30, 2008 (Unaudited) Continued

Description	Value

Equities (continued)
Hosiery Corp. of America, Inc., Class A (1,000 Common Shares) (f)(g)	$0
Jazztel PLC (5,000 Common Stock Warrants, expiring 07/15/10) (United Kingdom) (a)(f)(g)	0
OpTel, Inc. (3,275 Common Shares) (a)(f)(g)	0
Park N View, Inc. (4,000 Common Stock Warrants, expiring 05/15/18) (a) (f)(g)	0
Reunion Industries, Inc. (107,947 Common Stock Warrants, expiring 12/02/08) (f)(g)	0
Ventelo, Inc. (73,021 Common Shares) (United Kingdom) (a)(f)(g)	0
VS Holdings, Inc. (946,962 Common Shares) (f)(g)	0

Total Equities 0.0%	0

Total Long-Term Investments 89.6%
(Cost $452,499,757)	282,336,144

Short-Term Investments 8.4%
Repurchase Agreements 5.8%
Banc of America Securities ($3,812,938 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.30%, dated 11/28/08, to be sold on 12/01/08 at $3,813,033)	3,812,938
Citigroup Global Markets, Inc. ($7,625,875 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.25%, dated 11/28/08, to be sold on 12/01/08 at $7,626,034)	7,625,875
JPMorgan Chase & Co. ($2,287,763 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 11/28/08, to be sold on 12/01/08 at $2,287,801)	2,287,763
State Street Bank & Trust Co. ($4,569,424 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.03%, dated 11/28/08, to be sold on 12/01/08 at $4,569,436)	4,569,424

Total Repurchase Agreements 5.8%	18,296,000

Van Kampen High Yield Fund
Portfolio of Investments ▪ November 30, 2008 (Unaudited) Continued

Description	Value

United States Government Agency Obligations 2.6%
United States Treasury Bill ($8,080,000 par, yielding 0.714%, 01/15/09 maturity) (h)	$8,072,902

Total Short-Term Investments 8.4%
(Cost $26,368,902)	26,368,902

Total Investments 98.0%
(Cost $478,868,659)	308,705,046

Other Assets in Excess of Liabilities 2.0%	6,350,514

Net Assets 100.0%	$315,055,560

Percentages are calculated as a percentage of net assets.

(a)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)	Floating Rate Coupon

(c)	Payment-in-kind security

(d)	Non-income producing as security is in default.

(e)	This borrower has filed for protection in federal bankruptcy court.

(f)	Market value is determined in accordance with procedures established in good faith by the Board of Directors.

(g)	Non-income producing security

(h)	All or a portion of this security has been physically segregated in connection with open futures contracts and swap contracts.
Currency Abbreviations:
EUR — Euro
Forward foreign currency contracts outstanding as of November 30, 2008:

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation
Long Contracts:
Euro Currency
6,430,000 expiring 02/03/09	US $	$8,165,390	$53,945

Van Kampen High Yield Fund
Portfolio of Investments ▪ November 30, 2008 (Unaudited) Continued

Short Contracts:
Euro Currency
6,430,000 expiring 02/03/09	US $	$8,165,390	$145,385

Total Forward Foreign Currency Contracts			$199,330

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 - Quoted Prices	$15,226	$-0-
Level 2 - Other Significant Observable Inputs	308,688,995	199,330
Level 3 - Significant Unobservable Inputs	825	-0-

Total	$308,705,046	$199,330

* Other financial instruments include futures, forwards and swap contracts.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Van Kampen High Yield Fund
Portfolio of Investments ▪ November 30, 2008 (Unaudited) Continued

Investments in Securities
Balance as of 8/31/08	$120,873
Accrued Discounts/Premiums	-0-
Realized Gain/Loss	(3,214,880)
Change in Unrealized Appreciation/Depreciation	3,207,956
Net Purchases/Sales	(113,124)
Net Transfers in and/or out of Level 3	-0-

Balance as of 11/30/08	$825
Net Change in Unrealized
Appreciation/Depreciation from Investments
still held as of 11/30/08	3,207,956
Security Valuation Fixed income investments and preferred stocks are stated at value using market quotations or indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their last sale price or the latest bid price (in the case of a foreign securities exchange) as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sales price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Forward foreign currency contracts are valued using quoted foreign exchange rates. Swaps are valued using market quotations obtained from brokers. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen High Yield Fund
By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: January 20, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: January 20, 2009
By: /s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: January 20, 2009